Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments
Schedule of financial instruments by nature, category and fair value

	Thousands of Euros
	31/12/2023
	Carrying amount								Fair Value
	Financial assets		Financial		Financial	Other
	at amortised	Financial assets	assets at FV		liabilities at	financial
	costs	at FVTPL	through OCI	Hedges	amortised costs	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	7	11,131	—	—	—	11,138	7	—	11,131	11,138
Derivative instruments	—	—	—	24,688	—	—	24,688	—	24,688	—	24,688
Trade receivables	—	—	193,356	—	—	—	193,356	—	193,356	—	193,356
Financial assets measured at fair value	—	7	204,487	24,688	—	—	229,182

Non-current financial assets	164,494	—	—	—	—	—	164,494
Other current financial assets	116,075	—	—	—	—	—	116,075
Trade and other receivables	526,689	—	—	—	—	—	526,689
Cash and cash equivalents	529,577	—	—	—	—	—	529,577
Financial assets measured at amortized cost	1,336,835	—	—	—	—	—	1,336,835

Derivatives instruments	—	(10,144)	—	—	—		(10,144)	—	(10,144)	—	—
Financial liabilities measured at fair value	—	(10,144)	—	—	—	—	(10,144)

Senior Unsecured & Secured Notes	—	—	—	—	(4,568,130)	—	(4,568,130)	(4,364,798)	—	—	(4,364,798)
Promissory Notes	—	—	—	—	(114,188)	—	(114,188)
Senior secured debt	—	—	—	—	(3,179,333)	—	(3,179,333)	—	(3,332,560)	—	(3,332,560)
Other bank loans	—	—	—	—	(1,144,459)	—	(1,144,459)
Lease liabilities	—	—	—	—	(1,111,329)	—	(1,111,329)
Other financial liabilities	—	—	—	—	(929,636)	—	(929,636)
Trade and other payables	—	—	—	—	(946,295)	—	(946,295)
Other current liabilities	—	—	—	—	—	(283,366)	(283,366)
Financial liabilities measured at amortized cost	—	—	—	—	(11,993,370)	(283,366)	(12,276,736)
	1,336,835	(10,137)	204,487	24,688	(11,993,370)	(283,366)	(10,720,863)

	Thousands of Euros
	31/12/2022
	Carrying amount							Fair Value
	Financial assets	Financial	Financial		Financial	Other
	at amortised	assests at	assets at FV		liabilities at	financial
	costs	FVTPL	through OCI	Hedges	amortised costs	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	7	11,533	—	—	—	11,540	7	—	11,533	11,540
Derivative instruments	—	—	—	39,659	—	—	39,659	—	39,659	—	39,659
Trade receivables	—	—	236,076	—	—	—	236,076	—	236,076	—	236,076
Financial assets measured at fair value	—	7	247,609	39,659	—	—	287,275
			—
Non-current financial assets	582,175	—	—	—	—	—	582,175
Other current financial assets	31,034	—	—	—	—	—	31,034
Trade and other receivables	445,793	—	—	—	—	—	445,793
Cash and cash equivalents	547,979	—	—	—	—	—	547,979
Financial assets measured at amortized cost	1,606,981	—	—	—	—	—	1,606,981

Derivatives instruments	—	(4,736)	—	—	—		(4,736)	—	(4,736)	—	(4,736)
Financial liabilities measured at fair value	—	(4,736)	—	—	—	—	(4,736)

Senior Unsecured & Secured Notes	—	—	—	—	(4,572,720)	—	(4,572,720)	(4,122,656)	—	—	(4,122,656)
Promissory Notes	—	—	—	—	(118,940)	—	(118,940)
Senior secured debt	—	—	—	—	(3,227,926)	—	(3,227,926)	—	(3,286,662)	—	(3,286,662)
Other bank loans	—	—	—	—	(813,595)	—	(813,595)
Lease liabilities	—	—	—	—	(1,016,944)	—	(1,016,944)
Other financial liabilities	—	—	—	—	(1,001,387)	—	(1,001,387)
Other non-current debts	—	—	—	—	—	(15)	(15)
Trade and other payables	—	—	—	—	(846,648)	—	(846,648)
Other current liabilities	—	—	—	—	—	(241,487)	(241,487)
Financial liabilities measured at amortized cost	—	—	—	—	(11,598,160)	(241,502)	(11,839,662)
	1,606,981	(4,729)	247,609	39,659	(11,598,160)	(241,502)	(9,950,142)

Schedule of exposure to credit risk

		Thousands of Euros
Carrying amount	Reference	31/12/2023	31/12/2022

Non-current financial assets	Note 11	176,676	620,745
Other current financial assets	Note 11	140,232	43,663
Contractual assets	Note 14	47,751	35,154
Trade receivables	Note 15	645,113	608,688
Other receivables	Note 15	31,594	29,083
Cash and cash equivalents	Note 16	529,577	547,979
		1,570,943	1,885,312

	Thousands of Euros
Carrying amount	31/12/2023	31/12/2022

Spain	67,786	53,145
EU countries	90,168	69,003
United States of America	91,360	139,721
Other European countries	14,399	16,030
Other regions	460,745	395,026
	724,458	672,925

Schedule of trade receivables net of the bad debt provision by seniority

A breakdown of the trade and other receivables and contractual assets net of the impairment losses by ageing at 31 December 2023 is as follows:

	Thousands of Euros
				Total net third
		Total gross carrying		party trade
	ECL Rate	amount	Provision	receivables
Not matured	0.19%	524,696	(560)	524,136
Past due 0-30 days	0.19%	106,323	(246)	106,077
Past due 31-60 days	0.62%	19,428	(119)	19,309
Past due 61-90 days	2.03%	6,398	(120)	6,278
Past due 91-180 days	3.01%	9,283	(279)	9,004
Past due 181-365 days	8.52%	6,749	(573)	6,176
More than one year	100.00%	25,985	(4,101)	21,884

Customers with objective evidence of impairment		25,578	(25,578)	—
		724,440	(31,576)	692,864

A breakdown of the trade and other receivables and contractual assets net of the impairment losses by ageing as of 31 December 2022 is as follows:

	Thousands of Euros
				Total net third
		Total gross carrying		party trade
	ECL Rate	amount	Provision	receivables
Not matured	0.19%	550,131	(48)	550,083
Past due 0-30 days	0.19%	44,779	(425)	44,354
Past due 31-60 days	0.62%	16,000	(163)	15,837
Past due 61-90 days	2.03%	6,029	(133)	5,896
Past due 91-180 days	3.01%	17,407	(295)	17,112
Past due 181-365 days	8.52%	10,747	(187)	10,560
More than one year	100.00%	9,994	(9,994)	—

Customers with objective evidence of impairment		21,046	(21,046)	—
		676,133	(32,291)	643,842

Schedule of movement in the bad debt provision

	Thousands of Euros
	31/12/2023	31/12/2022	31/12/2021

Opening balance	32,291	24,009	22,985
Net charges for the year	7,322	14,074	6,471
Net cancellations for the year	(7,237)	(6,949)	(6,269)
Transfers	47	53	—
Translation differences	(847)	1,104	822
Closing balance	31,576	32,291	24,009

Schedule of contractual maturity dates of financial liabilities

		Thousands of Euros
		Carrying
		amount at	Contractual	6 months	6 - 12	1-2	2 - 5	More than
Carrying amount	Reference	31/12/23	flows	or less	months	years	years	5 years
Financial liabilities
Bank loans	Note 21	4,323,792	5,329,182	611,387	327,923	650,970	3,738,902	—
Other financial liabilities	Note 21	929,635	1,518,616	181,800	1,855	116,398	455,467	763,096
Bonds and other marketable securities	Note 21	4,682,319	5,304,861	187,543	73,571	1,978,190	3,065,557	—
Lease liabilities	Note 21	1,111,328	1,111,328	53,828	53,273	82,564	293,159	628,504
Payable to suppliers	Note 22	813,114	813,114	811,943	1,171	—	—	—
Other current liabilities	Note 23	16,651	16,651	16,496	155	—	—	—
Financial derivatives	Note 30 (d)	10,144	10,144	10,133	—	11	—	—
Other commitments	Note 10	—	378,920	124,393	124,392	73,853	56,282	—
Total		11,886,983	14,482,817	1,997,523	582,341	2,901,986	7,609,367	1,391,600

		Thousands of Euros
		Carrying
		amount at	Contractual	6 months	6 - 12	1-2	2 - 5	More than
Carrying amount	Reference	31/12/22	flows	or less	months	years	years	5 years
Financial liabilities
Bank loans	Note 21	4,041,522	5,193,051	527,770	148,914	488,105	4,028,262	—
Other financial liabilities	Note 21	1,001,387	1,685,824	169,278	18,656	124,822	441,933	931,135
Bonds and other marketable securities	Note 21	4,691,659	5,468,068	190,453	75,951	147,903	5,053,761	—
Lease liabilities	Note 21	1,016,944	1,016,944	51,088	51,268	57,695	218,384	638,509
Payable to suppliers	Note 22	731,918	731,918	731,675	243	—	—	—
Other current liabilities	Note 23	14,261	14,262	11,364	2,898	—	—	—
Financial derivatives	Note 30 (d)	4,736	4,736	733	—	12	3,991	—
Total		11,502,427	14,114,803	1,682,361	297,930	818,537	9,746,331	1,569,644

Schedule of Group's exposure to currency risk

	Thousands of Euros
	31/12/2023
	Euros (*)	US Dollars (**)
Trade receivables	2,278	47,772
Receivables from Group companies	121,173	10,908
Loans to Group companies	4,818,407	41
Cash and cash equivalents	7,296	2,026
Trade payables	(38,610)	(43,682)
Payables to Group companies	(119,801)	(30,643)
Loans from Group companies	(4,650,080)	—
Bank loans	(336,250)	—

Balance sheet exposure	(195,587)	(13,578)

(*)   Balances in Euros in subsidiaries with US Dollars functional currency

(**) Balances in US Dollars in subsidiaries with Euros functional currency

	Thousands of Euros
	31/12/2022
	Euros (*)	US Dollars (**)
Trade receivables	2,116	58,331
Receivables from Group companies	132,645	11,542
Loans to Group companies	4,548,142	33
Cash and cash equivalents	11,154	1,989
Trade payables	(17,297)	(20,870)
Payables to Group companies	(77,367)	(29,277)
Loans from Group companies	(4,414,879)	—
Bank loans	(31,875)	—

Balance sheet exposure	152,639	21,748

(*)   Balances in Euros in subsidiaries with US Dollar functional currency

(**) Balances in US Dollar in subsidiaries with Euros functional currency

	Closing exchange rate
Euros	31/12/2023	31/12/2022

US Dollars	1.1050	1.0666

Schedule of profile of interest on interest-bearing financial instruments

	Thousands of Euros
	31/12/2023	31/12/2022
Fixed-interest financial instruments
Financial liabilities	(5,696,851)	(5,835,492)
	(5,696,851)	(5,835,492)
Variable-interest financial instruments
Financial liabilities	(3,956,154)	(3,705,088)
	(3,956,154)	(3,705,088)
	(9,653,005)	(9,540,580)

Schedule of financial derivatives

				Thousands of Euros
		Notional	Notional
		amount at	amount at	Value at	Value at
Financial derivatives	Currency	31/12/2023	31/12/2022	31/12/23	31/12/22	Maturity
Cross currency interest rate swap	US Dollar	500,000,000	500,000,000	20,538	35,296	15/10/2024
Cross currency interest rate swap	US Dollar	205,000,000	205,000,000	(140)	3,216	15/10/2024
Foreign exchange rate forward	Swiss Franc	10,000,000	5,500,000	378	71	05/02/2024
Foreign exchange rate forward	Canadian dollar	32,666,667	4,416,667	450	165	07/02/2024
Foreign exchange rate forward	Pound Sterling	—	27,100,000	—	805	29/11/2023
Foreign exchange rate forward	Czech crown	160,000,000	—	191	—	12/02/2024
Foreign exchange rate forward	Mexican Peso	90,000,000	—	193	—	12/02/2024
Foreign exchange rate forward	Turkish lira	87,834,511	—	44	—	31/01/2024
Foreign exchange rate forward	US Dollar	7,700,000	23,720,000	92	104	29/02/2024
Foreign exchange rate forward	Euro	40,000,000	160,000,000	1,412	2	22/01/2024
Energy PPA	Euro / KwH	—	—	1,529	—	31/12/2032
Total assets (note 11)				24,687	39,659

Cross currency interest rate swap	US Dollar	205,000,000	205,000,000	(7,712)	(3,990)	15/10/2024
Foreign exchange rate forward	Canadian dollar	42,560,102	8,000,001	(2,081)	(146)	05/01/2024
Foreign exchange rate forward	US Dollar	2,000,000	60,000,000	(2)	(600)	30/01/2023
Foreign exchange rate forward	Czech crown	160,000,000	—	(13)	—	12/02/2024
Foreign exchange rate forward	Pound Sterling	8,500,000	—	(122)	—	12/02/2024
Foreign exchange rate forward	Japanese Yen	700,000,000	—	(214)	—	07/02/2024
Total liabilities (note 20)				(10,144)	(4,736)

	Thousands of Euros
	31/12/2023	31/12/2022
Opening balance	34,923	4,431
Business combination	—	(1,255)
Changes in fair value recognized in equity	1,914	(4,757)
Transfer to profit or loss	5,775	12,552
Transfer to profit or loss - translation differences	(23,037)	32,954
Tax effect	(84)	6,170
Collections / Payments	(4,948)	(15,172)
Closing balance	14,543	34,923

Schedule of entity's own credit rating

		January 2024	September 2023	March 2023	September 2022
Moody's Investors	Corporate rating			B2	B1
	Senior secured debt			Ba3	Ba3
	Senior Unsecured debt			Caa1	B3
	Perspective			Negative	Negative

Standard & Poor's	Corporate rating	B+			B+
	Senior secured debt	BB-			BB-
	Senior Unsecured debt	B-			B-
	Perspective	Stable			Stable

Fitch Ratings	Corporate rating		BB-		BB-
	Senior secured debt		BB+		BB+
	Senior Unsecured debt		B+		B+
	Perspective		Stable		Stable